Changes in Liabilities from Financing Activities (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2023		Dec. 31, 2022		Dec. 31, 2021
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		$ 2,164,877		$ 1,823,738		$ 1,173,083
Cash flows from financing activities		465,923		400,559		580,246
Translation differences in respect of foreign operations		17,902		(189,548)		830
Adjustments in respect of cash flows for operating activities	[1]	26,784		34,859		14,383
Initial Consolidation Liabilities Arising From Financing Activities	[1]					46,839
Non-cash activities		28,492		95,269		8,357
Changes in Liabilities from Financing Activities , end of period		2,703,978		2,164,877		1,823,738
Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[2]	256,736		307,481		206,527
Cash flows from financing activities	[2]	68,303		(16,571)		89,989
Translation differences in respect of foreign operations	[2]	(4,076)		(35,037)		10,444
Adjustments in respect of cash flows for operating activities	[2]	2,198	[1]	863		521
Initial Consolidation Liabilities Arising From Financing Activities	[1],[2]					0
Non-cash activities	[2]	0		0		0
Changes in Liabilities from Financing Activities , end of period	[2]	323,161		256,736		307,481
Convertible Debentures
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[2]	131,763		101,291		0
Cash flows from financing activities	[2]	0		47,755		96,343
Translation differences in respect of foreign operations	[2]	(3,763)		(15,576)		3,741
Adjustments in respect of cash flows for operating activities	[2]	2,952	[1]	3,195		1,207
Initial Consolidation Liabilities Arising From Financing Activities	[1],[2]					0
Non-cash activities	[2]	(21)		(4,902)		0
Changes in Liabilities from Financing Activities , end of period	[2]	130,931		131,763		101,291
Loans from banks and other financial institutions
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period	[2]	1,585,846		1,231,208		840,582
Cash flows from financing activities	[2]	403,679		357,868		389,728
Translation differences in respect of foreign operations	[2]	21,664		(123,423)		(9,154)
Adjustments in respect of cash flows for operating activities	[2]	20,880	[1]	32,435		13,801
Initial Consolidation Liabilities Arising From Financing Activities	[2]					0
Non-cash activities	[2]	(2,530)	[3]	87,758		(3,749)	[3]
Changes in Liabilities from Financing Activities , end of period	[2]	2,029,539		1,585,846		1,231,208
Loans from non-controlling interests [Member]
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		90,909		78,113		46,241
Cash flows from financing activities		(1,211)		15,834		10,530
Translation differences in respect of foreign operations		2,466		(5,210)		(3,826)
Adjustments in respect of cash flows for operating activities		754	[1]	330		97
Initial Consolidation Liabilities Arising From Financing Activities	[1]					24,037
Non-cash activities		(167)		1,842		1,034
Changes in Liabilities from Financing Activities , end of period		92,751		90,909		78,113
Lease liability
Disclosure of reconciliation of liabilities arising from financing activities [line items]
Changes in Liabilities from Financing Activities, beginning of period		99,623		105,645		79,733
Cash flows from financing activities		(4,848)		(4,327)		(6,344)
Translation differences in respect of foreign operations		1,611		(10,302)		(375)
Adjustments in respect of cash flows for operating activities		0	[1]	(1,964)		(1,243)
Initial Consolidation Liabilities Arising From Financing Activities						22,802
Non-cash activities	[4]	31,210		10,571	[1]	11,072
Changes in Liabilities from Financing Activities , end of period		$ 127,596		$ 99,623		$ 105,645

[1]	Including interest accrued and interest paid.
[2]	Including interest payable.
[3]	Mostly due to the offsetting of deferred borrowing costs which were prepaid by the project companies on the financial closing dates, and capitalization of finance expenses during the construction period.
[4]	Initial creation and index linking vis-à-vis right-of-use asset.